Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Quarterly Financial Information [Line Items]
Operating revenues	$ 914,080	$ 791,226	$ 757,247	$ 836,320	$ 848,137	$ 725,230	$ 713,011	$ 833,539	$ 3,298,873	$ 3,119,917	$ 2,880,013
Operating income	152,795	54,264	67,572	148,373	138,204	38,258	54,869	140,480	423,004	371,811	357,433
Net income	105,036	21,063	39,881	73,005	91,906	6,525	22,832	95,384	238,985	216,647	181,652
Net income attributable to Southwest Gas Holdings, Inc.	$ 103,544	$ 18,273	$ 37,965	$ 72,542	$ 91,718	$ 5,353	$ 22,056	$ 94,809	$ 232,324	$ 213,936	$ 182,277
Basic earnings per common share (in USD per share)	$ 1.82	$ 0.32	$ 0.68	$ 1.31	$ 1.67	$ 0.10	$ 0.41	$ 1.78	$ 4.15	$ 3.94	$ 3.69
Diluted earnings per common share (in USD per share)	$ 1.82	$ 0.32	$ 0.68	$ 1.31	$ 1.67	$ 0.10	$ 0.41	$ 1.77	$ 4.14	$ 3.94	$ 3.68
Southwest Gas Corporation
Schedule Of Quarterly Financial Information [Line Items]
Operating revenues	$ 374,490	$ 210,834	$ 262,434	$ 502,827	$ 379,571	$ 209,980	$ 258,711	$ 520,677
Operating income	116,070	1,625	27,101	157,815	112,678	(1,807)	24,069	148,713	$ 302,611	$ 283,653	$ 281,813
Net income	$ 79,550	$ (15,973)	$ 11,942	$ 83,599	$ 76,425	$ (20,012)	$ 3,369	$ 103,389	$ 159,118	$ 163,171	$ 138,842